Pension Plan and Employee Benefits - Benefit Obligation, Plan Assets, and Funded Status (FY) (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 12, 2019	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PENSION BENEFITS
Change in benefit obligation
Benefit obligation at beginning of period			$ 610,323,000	$ 530,936,000	$ 530,936,000	$ 567,215,000
Service cost			2,328,000	2,067,000	8,414,000	9,507,000	$ 9,039,000
Interest cost			5,130,000	5,650,000	22,485,000	20,860,000	21,648,000
Plan participants' contributions					0	0
Actuarial loss (gain)					73,655,000	(42,935,000)
Expenses paid					(2,933,000)	(2,786,000)
Benefits paid					(22,234,000)	(20,925,000)
Benefit obligation at end of period					610,323,000	530,936,000	567,215,000
Change in plan assets
Fair value of plan assets at beginning of period			460,097,000	391,933,000	391,933,000	444,089,000
Actual return on plan assets					81,081,000	(28,884,000)
Employer contributions	$ 12,300,000	$ 12,300,000			12,250,000	0
Expenses paid					(2,933,000)	(2,786,000)
Adjustment					0	439,000
Benefits paid					(22,234,000)	(20,925,000)
Fair value of plan assets at end of period					460,097,000	391,933,000	444,089,000
Unfunded status					(150,226,000)	(139,003,000)
Accumulated benefit obligation					568,354,000	491,522,000
OTHER BENEFITS
Change in benefit obligation
Benefit obligation at beginning of period			52,722,000	40,455,000	40,455,000	43,203,000
Service cost			508,000	288,000	1,191,000	1,320,000	1,446,000
Interest cost			410,000	400,000	1,646,000	1,465,000	1,569,000
Plan participants' contributions					1,229,000	1,224,000
Actuarial loss (gain)					13,897,000	(1,106,000)
Expenses paid					0	0
Benefits paid					(5,696,000)	(5,651,000)
Benefit obligation at end of period					52,722,000	40,455,000	43,203,000
Change in plan assets
Fair value of plan assets at beginning of period			0	0	0	0
Actual return on plan assets					0	0
Employer contributions					0	0
Expenses paid					0	0
Adjustment					0	0
Benefits paid					0	0
Fair value of plan assets at end of period					0	0	0
Unfunded status					(52,722,000)	(40,455,000)
SERP BENEFITS
Change in benefit obligation
Benefit obligation at beginning of period			89,128,000	78,414,000	78,414,000	84,339,000
Service cost			95,000	113,000	330,000	542,000	494,000
Interest cost			$ 733,000	$ 825,000	3,326,000	3,077,000	3,239,000
Actuarial loss (gain)					11,608,000	(5,163,000)
Benefits paid					(4,550,000)	(4,381,000)
Benefit obligation at end of period					89,128,000	78,414,000	$ 84,339,000
Change in plan assets
Accumulated benefit obligation					$ 89,128,000	$ 78,414,000